Securities Available-for-Sale - Schedule of Gross and Net Realized Gains and Losses on Sale of Securities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Gross realized gains	$ 0	$ 3	$ 41	$ 5	$ 5	$ 3,027
Gross realized losses						11
Net Realized Gains	$ 0	$ 3	$ 41	$ 5	$ 5	$ 3,016	$ (124)